SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
CONSUMER INDUSTRIES PORTFOLIO, CYCLICAL INDUSTRIES PORTFOLIO, FINANCIAL SERVICES PORTFOLIO, HEALTH CARE PORTFOLIO, NATURAL RESOURCES PORTFOLIO, TECHNOLOGY PORTFOLIO, TELECOMMUNICATIONS & UTILITIES GROWTH PORTFOLIO

Funds of Variable Insurance Products Fund IV
Initial Class

April 30, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section beginning on page 19.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section beginning on page 19.

Because the market for most OTC securities is made by market or dealers, rather than on an exchange, FMR will place many of its orders with dealers.

Ordinarily commissions are not charged on OTC orders because a fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When a fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

VIPFCB-03-01 January 30, 2003
1.782383.100

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
GROWTH STOCK PORTFOLIO

A Fund of Variable Insurance Products Fund IV
Initial Class, Service Class, and Service Class 2
November 20, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 11.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 11.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

VIPGRSB-03-01 January 30, 2003
1.782255.100

SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS
REAL ESTATE PORTFOLIO

A Fund of Variable Insurance Products Fund IV
Initial Class, Service Class, and Service Class 2

August 25, 2002

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the fourth paragraph in the "Portfolio Transactions" section on page 12.

Purchases and sales of securities on a securities exchange are effected through brokers who receive compensation for their services. Compensation may also be paid in connection with riskless principal transactions (in both OTC securities and securities listed on an exchange) and agency OTC transactions executed with an electronic communications network or an alternative trading system.

The following information has been removed from the "Portfolio Transactions" section on page 12.

Ordinarily commissions are not charged on OTC orders because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an OTC order with an electronic communications network, an alternative trading system, or a non-market maker, a commission is charged because there is no spread on the trade.

VIPREB-03-01 January 30, 2003
1.782247.100